MUNICIPAL INCOME TRUST III      Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS February 28, 1998

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Municipal Income Trust III (TFC) for the period ended February 28, 1998.

Over the past six months the securities markets were impacted by the Asian financial crisis and its effect on the U.S. economy. International currency turmoil strengthened the value of the U.S. dollar and created a "flight to quality" demand for U.S. Treasury securities. Municipal bonds followed the trend of Treasuries with yields declining to a range last seen 20 years ago. Domestic employment conditions strengthened as unemployment declined to its lowest level since 1973. The bond market rally was also aided by prospects of a federal budget surplus, the first in more than two decades. Inflation remained subdued despite the economy's strength.

MUNICIPAL MARKET CONDITIONS

Long-term insured municipal index yields declined from 5.50 percent in August 1997 to 5.20 percent at the end of February 1998. As usually

                            BOND YIELDS 1994-1998

                       30-Year Insured       30-Year U.S.
                       Municipal Yields     Treasury Yields
                       ----------------     ---------------
Dec '93                      5.4%                6.34%
                             5.4                 6.24
                             5.8                 6.66
                             6.4                 7.09
                             6.35                7.32
                             6.25                7.43
Jun '94                      6.5                 7.61
                             6.25                7.39
                             6.3                 7.45
                             6.55                7.81
                             6.75                7.96
                             7                   8
Dec '94                      6.75                7.88
                             6.4                 7.7
                             6.15                7.44
                             6.15                7.43
                             6.2                 7.34
                             5.8                 6.66
Jun '95                      6.1                 6.62
                             6.1                 6.86
                             6                   6.66
                             5.95                6.48
                             5.75                6.33
                             5.5                 6.14
Dec '95                      5.35                5.94
                             5.4                 6.03
                             5.8                 6.46
                             5.85                6.66
                             5.95                6.89
                             6.05                6.99
Jun '96                      5.9                 6.89
                             5.85                6.97
                             5.9                 7.11
                             5.7                 6.93
                             5.65                6.64
                             5.5                 6.35
Dec '96                      5.6                 6.63
                             5.7                 6.79
                             5.65                6.8
                             5.9                 7.1
                             5.75                6.94
                             5.65                6.91
Jun '97                      5.6                 6.78
                             5.3                 6.3
                             5.5                 6.61
                             5.4                 6.4
                             5.35                6.15
                             5.3                 6.05
Dec '97                      5.15                5.92
Jan '98                      5.15                5.8
Feb. '98                     5.2                 5.92


                     Insured Municipal
                     Revenue Yields as
                      a Percentage of
                    U.S. Treasury Yields
                    --------------------

Dec '93                     85.17%
                            86.54
                            87.09
                            90.27
                            86.75
                            84.12
Jun '94                     85.41
                            84.57
                            84.56
                            83.87
                            84.80
                            87.50
Dec '94                     85.66
                            83.12
                            82.66
                            82.77
                            84.47
                            87.09
Jun '95                     92.15
                            88.92
                            90.08
                            91.82
                            90.84
                            89.56
Dec '95                     90.07
                            89.55
                            86.69
                            87.84
                            86.36
                            86.55
Jun '96                     85.63
                            83.93
                            82.98
                            82.25
                            85.09
                            86.61
Dec '96                     84.46
                            83.95
                            83.08
                            83.10
                            82.85
                            81.77
Jun '97                     82.60
                            84.00
                            83.00
                            84.40
                            86.90
                            87.60
Dec '97                     86.90
Jan '98                     88.80
Feb '98                     87.80

Source: Municipal Market Data

MUNICIPAL INCOME TRUST III
happens when yields change rapidly, the municipal rally lagged the rally in Treasuries. The ratio of municipal yields to Treasury yields improved from an historically rich 83 percent in August to a more attractive 88 percent in February. A rising yield ratio means that municipals have underperformed Treasuries and have become relatively more attractive.

Total municipal volume increased 20 percent to $220 billion in 1997. Half of the underwritings were enhanced by bond insurance. Much of this growth came from refunding issues sold in the second half of the year as interest rates declined. Overall, refundings represented one quarter of total new volume. So far in 1998, the pace of refunding activity has increased and total volume has exceeded last year's level.

PERFORMANCE

The Fund's net asset value (NAV) increased from $9.87 per share to $10.05 over the past six months. Based on this NAV change plus reinvestment of tax-free dividends and long-term capital gain distributions totaling $0.29 per share, the Fund's total NAV return was 4.99 percent. The Fund's market price on the New York Stock Exchange moved from $9.50 to $9.375 per share. Based on this market price change and reinvestment of dividends and capital gains, the Fund's total market return was 1.75 percent. On February 28, 1998, TFC's market price was trading at a modest discount of 6.72 percent to its NAV.

Monthly dividends for the first quarter of 1998 were declared in December. Undistributed net investment income totaled $0.061 per share on February 28, 1998 versus $0.066 per share six months ago.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps to support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended February 28, 1998, the Fund purchased and retired 34,500 shares of common stock at a weighted average market discount of 7.46 percent.

PORTFOLIO STRUCTURE

Since last August, the Fund has extended maturity and improved call protection. At the end of February the portfolio's average maturity was 21 years. The distribution of bond call dates (illustrated in the accompanying chart) produced average call protection of 8 years. The Fund's net assets of $63 million were diversified among 14 long-term sectors and 44 credits. Credit quality continued to be upgraded with 65 percent of long-term holdings rated triple or double "A."

MUNICIPAL INCOME TRUST III

LARGEST SECTORS as of February 28, 1998
(% of Net Assets)

Mortgage                             16%
Transportation                       14%
Hospital                             10%
Water & Sewer                        10%
General Obligation                    8%
Electric                              8%
IDR/PCR*                              7%
Nursing & Health                      5%
Refunded                              5%
All Others                           17%

* Industrial Development/Pollution Control Revenue

Portfolio Structure is subject to change.


CREDIT RATINGS as of February 28, 1998
(% of Total Long-Term Portfolio)

Aaa or AAA                           59%
Aa or AA                              6%
A or A                               17%
Baa or BBB                            9%
N/R                                   9%

As rated by Moody's Investor Service, Inc.
or Standard & Poor's Corp.

Portfolio structure is subject to change.


CALL STRUCTURE as of February 28, 1998
(% of Total Long-Term Portfolio)

Years Bonds Callable            Percent Callable
1998                                  5%
1999                                  6%
2000                                 12%
2001                                  1%
2002                                  3%
2003                                  2%
2004                                  7%
2005                                 24%
2006                                  5%
2007                                 15%
2008+                                20%

WEIGHTED AVERAGE CALL PROTECTION: 8 YEARS

Portfolio structure is subject to change.

MUNICIPAL INCOME TRUST III

LOOKING AHEAD

The economic fundamentals are in place for another year of solid, albeit less spectacular, domestic growth in 1998. Events in the Far East have strengthened the U.S. dollar and led to lower interest rates. The Asian financial crisis seems likely to moderate U.S. economic growth and inflationary pressures. Under these conditions the outlook for municipal bonds remains favorable.

We appreciate your continued support of Municipal Income Trust III and look forward to serving your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

MUNICIPAL INCOME TRUST III

PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (94.3%)
            General Obligation (8.4%)
 $ 1,050    Moulton-Niguel Water District, California, Refg 1993
             (MBIA).....................................................   5.00%   09/01/19    $1,026,984
   1,000    Massachusetts, 1995 Ser B (AMBAC)...........................   5.50    07/01/14     1,046,720
   1,000    New York City, New York, 1995 Ser D (MBIA)..................   6.20    02/01/07     1,124,600
   1,000    New York State, Refg Ser 1995 B.............................   5.70    08/15/10     1,087,850
   1,000    Washington, Ser 1995 A......................................   5.80    09/01/08     1,073,250
 -------                                                                                       ----------
   5,050                                                                                        5,359,404
 -------                                                                                       ----------

            Educational Facilities Revenue (1.5%)
     900    New Jersey Economic Development Authority, Educational
 -------     Testing Service Ser 1995 A (MBIA)..........................   5.90    05/15/15       972,378
                                                                                               ----------

            Electric Revenue (8.2%)
   1,000    Sacramento Municipal Utility District, California, Refg 1994
             Ser I (MBIA)...............................................   5.75    01/01/15     1,065,460
   3,000    Southern California Public Power Authority, Mead-Adelanto
             1994 Ser A (AMBAC).........................................   5.15    07/01/15     3,083,160
   1,000    Intermountain Power Agency, Utah, Refg Ser 1997 B (MBIA)....   5.75    07/01/19     1,063,370
 -------                                                                                       ----------
   5,000                                                                                        5,211,990
 -------                                                                                       ----------

            Hospital Revenue (9.6%)
   2,000    Birmingham-Carraway Special Care Facilities Financing
             Authority, Alabama, Carraway Methodist Health Ser 1995 A
             (Connie Lee)**.............................................   5.875   08/15/15     2,131,440
   2,000    Michigan Hospital Finance Authority, Detroit Medical Center
             Ser 1997 A (AMBAC).........................................   5.25    08/15/27     1,994,000
   1,000    University of Missouri, Health System Ser 1996 A (AMBAC)....   5.50    11/01/16     1,036,710
   1,000    Delaware County Authority, Pennsylvania, Catholic Health
             East Ser 1998 A (AMBAC)....................................   4.875   11/15/26       947,460
 -------                                                                                       ----------
   6,000                                                                                        6,109,610
 -------                                                                                       ----------

            Industrial Development/Pollution Control Revenue (6.8%)
   1,000    New York State Energy Research & Development Authority, New
             York State Electric & Gas Corp 1987 Ser A (AMT) (MBIA).....   6.15    07/01/26     1,085,740
   2,005    Alliance Airport Authority, Texas, American Airlines Inc Ser
             1990 (AMT).................................................   7.50    12/01/29     2,185,490
   1,000    Dallas-Fort Worth International Airport Facility Improvement
             Corporation, Texas, American Airlines Inc Ser 1995.........   6.00    11/01/14     1,056,250
 -------                                                                                       ----------
   4,005                                                                                        4,327,480
 -------                                                                                       ----------

            Mortgage Revenue - Multi-Family (1.7%)
   1,000    Massachusetts Housing Finance Agency, Rental 1994 Ser A
             (AMT) (AMBAC)..............................................   6.60    07/01/14     1,063,100
 -------                                                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST III

PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (14.6%)
 $   355    Colorado Housing Finance Authority, Ser A-2 (AMT)...........   8.25%   08/01/20    $  366,158
     155    Hawaii Housing Finance & Development Corporation, Purchase
             Ser 1989 A (AMT)...........................................   7.80    07/01/29       160,809
   1,180    Idaho Housing Agency, Ser 1988 D-2 (AMT)....................   8.25    01/01/20     1,269,397
   2,029    Saint Tammany Public Trust Financing Authority, Louisiana,
             Refg Ser 1990 B............................................   7.25    07/25/11     2,197,065
     920    Maine Housing Authority, Purchase 1990 Ser A-4 (AMT)........   6.40    11/15/23       958,162
            Massachusetts Housing Finance Agency,
     495     Residential Ser 1989 A (AMT)...............................   8.10    08/01/09       515,043
     165     Residential Ser 1989 A (AMT)...............................   8.20    08/01/27       171,333
   2,985    Ohio Housing Finance Agency, Residential GNMA Collateralized
             1996 Ser B-2 (AMT).........................................   6.10    09/01/28     3,138,996
            Utah Housing Finance Agency,
     175     Ser 1991 Issue A-2 (AMT)...................................   7.75    01/01/23       182,626
     345     Ser 1991 Issue B-2 (AMT)...................................   7.75    01/01/23       362,764
 -------                                                                                       ----------
   8,804                                                                                        9,322,353
 -------                                                                                       ----------

            Nursing & Health Related Facilities Revenue (4.9%)
     955    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990................  10.25    01/01/20     1,032,985
   1,935    Lexington-Fayette Urban County Government, Kentucky,
             AHF/Kentucky-Iowa Inc Ser 1990.............................  10.25    01/01/20     2,093,012
 -------                                                                                       ----------
   2,890                                                                                        3,125,997
 -------                                                                                       ----------

            Public Facilities Revenue (2.1%)
   1,000    Marion County Convention & Recreational Facilities
             Authority, Indiana, Excise Tax Sub Ser 1997 A (MBIA).......   0.00    06/01/17       365,110
   1,000    Washington County/St George Interlocal Agency, Utah, Ser
             1997 A (AMBAC).............................................   5.125   12/01/22       986,800
 -------                                                                                       ----------
   2,000                                                                                        1,351,910
 -------                                                                                       ----------

            Resource Recovery Revenue (4.0%)
   2,500    Cambria County Industrial Development Authority,
 -------     Pennsylvania, Cambria Cogen Co Ser 1989 F-2 (AMT)..........   7.75    09/01/19     2,536,850
                                                                                               ----------

            Transportation Facilities Revenue (14.2%)
   2,265    Southwestern Development Authority, Illinois, Tri-City
             Regional Port District Ser 1989 A (AMT) (a)................   7.90    07/01/14     2,424,456
   2,000    Kentucky Turnpike Authority, Economic Development Road
             Revitalization Refg Ser 1995 (AMBAC)**.....................   5.625   07/01/15     2,113,680
   2,000    Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)...   6.125   11/15/25     2,173,760
   2,000    Puerto Rico Highway & Transportation Authority, Ser A
             (WI).......................................................   4.75    07/01/38     1,839,180
     500    Massachusetts Bay Transportation Authority, 1998 Ser A
             (MBIA) (WI)................................................   5.50    03/01/15       535,550
 -------                                                                                       ----------
   8,765                                                                                        9,086,626
 -------                                                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST III

PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Water & Sewer Revenue (10.3%)
 $ 1,000    Chicago, Illinois, Wastewater Ser 1994 (MBIA)...............   6.375%  01/01/24     $1,114,220
   1,000    Massachusetts Water Resources Authority, 1993 Ser C.........   5.25    12/01/20        993,350
   1,090    Erie County Water Authority, New York, 4th Resolution Refg
             Ser 1992 (AMBAC)...........................................   0.00    12/01/17        265,197
   1,300    Ohio Water Development Authority, Water Pollution Ser 1995
             (MBIA).....................................................   5.75    12/01/17      1,374,243
   3,755    Pittsburgh Water & Sewer Authority, 1998 Ser B (FGIC)
             (WI).......................................................   0.00    09/01/26        852,160
   2,000    Upper Occoquan Sewerage Authority, Virginia, Ser 1995 A
             (MBIA)**...................................................   5.00    07/01/25      1,941,840
 -------                                                                                       -----------
  10,145                                                                                         6,541,010
 -------                                                                                       -----------

            Other Revenue (3.2%)
   1,000    Mashantucket (Western) Pequot Tribe, Connecticut, 1997 Ser B
             (a)........................................................   5.75    09/01/27      1,021,960
   1,000    Pasadena, California, Refg & Cap 1992 COPs..................   5.75    01/01/13      1,038,560
 -------                                                                                       -----------
   2,000                                                                                         2,060,520
 -------                                                                                       -----------

            Refunded (4.8%)
   2,000    Florence County Public Facilities Corporation, South
             Carolina, Law Enforcement & Civic Center 1990 COPs
             (AMBAC)....................................................   7.60    03/01/00++    2,161,920
     790    Illinois Health Facilities Authority, Glen Oaks Medical
             Center Inc Refg 1990 Ser D (ETM)...........................   9.50    11/15/15        920,816
 -------                                                                                       -----------
   2,790                                                                                         3,082,736
 -------                                                                                       -----------
  61,849    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $55,946,796)..................    60,151,964
 -------                                                                                       -----------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.2%)
   1,000    Hapeville Development Authority, Georgia, Hapeville Hotel
             Ser 1985 (Demand 3/02/98)..................................   3.65*   11/01/15      1,000,000
     400    Platte County, Wyoming, Tri-State Generation & Transmission
             Assn Inc Ser 1994 A (Demand 3/02/98).......................   3.90*   07/01/14        400,000
 -------                                                                                       -----------

   1,400    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
 -------     (Identified Cost $1,400,000)...................................................     1,400,000
                                                                                               -----------

 $63,249    TOTAL INVESTMENTS (Identified Cost $57,346,796) (b)....................    96.5%    61,551,964
 =======

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................   3.5      2,202,876
                                                                                      -----    -----------

            NET ASSETS..............................................................  100.0%   $63,754,840
                                                                                      =====    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST III

PORTFOLIO OF INVESTMENTS February 28, 1998 (unaudited) continued

---------------------

AMT  Alternative Minimum Tax.
COPs Certificates of Participation.
ETM  Escrowed to maturity.
WI   Security purchased on a "when issued basis".
++   Prerefunded to call date shown.
 *   Current coupon of variable rate demand obligation.
**   Some or all of these securities are segregated in connection with the purchase of "when issued" securities.
(a)  Resale is restricted to qualified institutional investors.
(b)  The aggregate cost for federal income tax purposes
     approximates identified cost. The aggregate gross unrealized appreciation is $4,231,075 and the aggregate gross
     depreciation is $25,907, resulting in net unrealized
     appreciation of $4,205,168.

Bond Insurance:
---------------

AMBAC       AMBAC Indemnity Corporation.
Connie Lee  Connie Lee Insurance Company.
FGIC        Financial Guaranty Insurance Company.
MBIA        Municipal Bond Investors Assurance Corporation.

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                               February 28, 1998


Alabama...                                                       3.3%
California...                                                    9.7
Colorado...                                                      0.6
Connecticut...                                                   1.6
Delaware...                                                      1.5
Georgia...                                                       1.6
Hawaii...                                                        0.3
Idaho...                                                         2.0
Illinois...                                                      7.0
Indiana...                                                       0.6
Iowa...                                                          4.9
Kentucky...                                                      3.3
Louisiana...                                                     3.4
Maine...                                                         1.5
Massachusetts...                                                 6.8
Michigan...                                                      3.1
Missouri...                                                      1.6
New Jersey...                                                    1.5
New York...                                                      5.6
Ohio...                                                          7.1
Pennsylvania...                                                  5.3
Puerto Rico...                                                   2.9
South Carolina...                                                3.4
Texas...                                                         8.5
Utah...                                                          2.5
Virginia...                                                      3.1
Washington...                                                    3.2
Wyoming...                                                       0.6
                                                                ----
Total...                                                        96.5%
                                                                ====

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST III

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1998 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $57,346,796)..............................  $61,551,964
Cash........................................................    1,057,105
Receivable for:
    Investments sold........................................    3,550,278
    Interest................................................      967,049
Prepaid expenses and other assets...........................        2,567
                                                              -----------

    TOTAL ASSETS............................................   67,128,963
                                                              -----------

LIABILITIES:
Payable for:
    Investments purchased...................................    3,253,050
    Investment advisory fee.................................       20,367
    Administration fee......................................       12,730
    Shares of beneficial interest repurchased...............        9,468
Accrued expenses and other payables.........................       78,508
                                                              -----------

    TOTAL LIABILITIES.......................................    3,374,123
                                                              -----------

    NET ASSETS..............................................  $63,754,840
                                                              ===========

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $58,889,018
Net unrealized appreciation.................................    4,205,168
Accumulated undistributed net investment income.............      385,685
Accumulated undistributed net realized gain.................      274,969
                                                              -----------

    NET ASSETS..............................................  $63,754,840
                                                              ===========

NET ASSET VALUE PER SHARE,
 6,344,486 shares outstanding
 (unlimited shares authorized of $.01 par value)............       $10.05
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST III

STATEMENT OF OPERATIONS
For the six months ended February 28, 1998 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME............................................. $1,906,694
                                                             ----------

EXPENSES
Investment advisory fee.....................................    126,148
Administration fee..........................................     78,842
Professional fees...........................................     38,500
Shareholder reports and notices.............................     15,883
Registration fees...........................................      8,290
Transfer agent fees and expenses............................      5,532
Trustees' fees and expenses.................................      5,406
Custodian fees..............................................      2,145
Other.......................................................      6,013
                                                             ----------
    TOTAL EXPENSES..........................................    286,759

Less: expense offset........................................     (2,142)
                                                             ----------

    NET EXPENSES............................................    284,617
                                                             ----------

    NET INVESTMENT INCOME...................................  1,622,077
                                                             ----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................    444,390
Net change in unrealized appreciation.......................    864,216
                                                             ----------

    NET GAIN................................................  1,308,606
                                                             ----------

NET INCREASE................................................ $2,930,683
                                                             ==========

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST III

STATEMENT OF CHANGES IN NET ASSETS
                                                          FOR THE SIX       FOR THE YEAR
                                                         MONTHS ENDED           ENDED
                                                       FEBRUARY 28, 1998   AUGUST 31, 1997
------------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................     $ 1,622,077        $ 3,375,896
Net realized gain....................................         444,390              8,875
Net change in unrealized appreciation................         864,216          1,231,561
                                                          -----------        -----------

    NET INCREASE.....................................       2,930,683          4,616,332
                                                          -----------        -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
Net investment income................................      (1,655,203)        (3,671,718)
Net realized gain....................................        (173,466)          (158,725)
                                                          -----------        -----------

    TOTAL............................................      (1,828,669)        (3,830,443)
                                                          -----------        -----------

Net decrease from transactions in shares of
 beneficial interest.................................        (317,160)          (113,028)
                                                          -----------        -----------

    NET INCREASE.....................................         784,854            672,861
NET ASSETS:
Beginning of period..................................      62,969,986         62,297,125
                                                          -----------        -----------

    END OF PERIOD
    (Including undistributed net investment income of
    $385,685 and $418,811, respectively).............     $63,754,840        $62,969,986
                                                          ===========        ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME TRUST III

NOTES TO FINANCIAL STATEMENTS February 28, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Municipal Income Trust III (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on June 26, 1989 and commenced operations on October 5, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MUNICIPAL INCOME TRUST III

NOTES TO FINANCIAL STATEMENTS February 28, 1998 (unaudited) continued

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays Dean Witter InterCapital Inc. ("the Investment Adviser") an advisory fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.40% to the portion of weekly net assets not exceeding $250 million and 0.30% to the portion of weekly net assets exceeding $250 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Adviser.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with Dean Witter Services Company Inc. (the "Administrator"), the Fund pays an administration fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.25% to the portion of weekly net assets not exceeding $250 million; 0.20% to the portion of weekly net assets exceeding $250 million but not exceeding $500 million; 0.167% to the portion of weekly net assets exceeding $500 million but not exceeding $750 million; and 0.133% to the portion of weekly net assets exceeding $750 million.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MUNICIPAL INCOME TRUST III

NOTES TO FINANCIAL STATEMENTS February 28, 1998 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 1998 aggregated $8,440,147 and $10,240,085, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                        CAPITAL
                                                                          PAR VALUE     PAID IN
                                                                             OF        EXCESS OF
                                                               SHARES      SHARES      PAR VALUE
                                                              ---------   ---------   -----------
Balance, August 31, 1996....................................  6,391,186    $63,912    $59,255,294
Treasury shares purchased and retired (weighted average
 discount 4.57%)*...........................................    (12,200)      (122)      (112,906)
                                                              ---------    -------    -----------
Balance, August 31, 1997....................................  6,378,986     63,790     59,142,388
Treasury shares purchased and retired (weighted average
 discount 7.46%)*...........................................    (34,500)      (345)      (316,815)
                                                              ---------    -------    -----------
Balance, February 28, 1998..................................  6,344,486    $63,445    $58,825,573
                                                              =========    =======    ===========

---------------------
* The Trustees have voted to retire the shares purchased.

6. DIVIDENDS

The Fund declared the following dividends from net investment income:

   DECLARATION      AMOUNT        RECORD         PAYABLE
      DATE         PER SHARE       DATE            DATE
-----------------  ---------   -------------  --------------
December 30, 1997   $0.0425    March 6, 1998  March 20, 1998
 March 24, 1998     $0.0425    April 3, 1998  April 17, 1998
 March 24, 1998     $0.0425     May 8, 1998    May 22, 1998
 March 24, 1998     $0.0425    June 5, 1998   June 19, 1998

MUNICIPAL INCOME TRUST III

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                        FOR THE SIX                     FOR THE YEAR ENDED AUGUST 31*
                                                        MONTHS ENDED         ----------------------------------------------------
                                                     FEBRUARY 28, 1998*        1997       1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------------
                                                        (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...............        $ 9.87             $ 9.75     $ 9.91     $ 9.81     $10.05     $ 9.80
                                                           ------             ------     ------     ------     ------     ------
Net investment income..............................          0.25               0.53       0.56       0.60       0.60       0.63
Net realized and unrealized gain (loss)............          0.22               0.19      (0.09)      0.11      (0.25)      0.26
                                                           ------             ------     ------     ------     ------     ------
Total from investment operations...................          0.47               0.72       0.47       0.71       0.35       0.89
                                                           ------             ------     ------     ------     ------     ------
Less dividends and distributions from:
   Net investment income...........................         (0.26)             (0.58)     (0.59)     (0.54)     (0.56)     (0.60)
   Net realized gain...............................         (0.03)             (0.02)     (0.04)     (0.07)     (0.03)     (0.04)
                                                           ------             ------     ------     ------     ------     ------
Total dividends and distributions..................         (0.29)             (0.60)     (0.63)     (0.61)     (0.59)     (0.64)
                                                           ------             ------     ------     ------     ------     ------
Net asset value, end of period.....................        $10.05             $ 9.87     $ 9.75     $ 9.91     $ 9.81     $10.05
                                                           ======             ======     ======     ======     ======     ======
Market value, end of period........................        $9.375             $ 9.50     $9.875     $8.875     $ 9.00     $10.25
                                                           ======             ======     ======     ======     ======     ======
TOTAL INVESTMENT RETURN+...........................          1.75%(1)           2.57%     18.83%      5.71%     (6.60)%    12.27%

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................................          0.91%(2)(3)        0.91%      0.91%      0.94%      0.93%      0.98%
Net investment income..............................          5.14%(2)           5.41%      5.61%      6.24%      5.99%      6.37%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands............       $63,755            $62,970    $62,297    $63,515    $64,011    $66,651
Portfolio turnover rate............................            14%(1)              4%        17%        22%        23%         2%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS
----------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT
----------------------------
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey  07311


INDEPENDENT ACCOUNTANTS
----------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York  10036


INVESTMENT ADVISER
----------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York  10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.


MUNICIPAL
INCOME
TRUST III


Semiannual Report
February 28, 1998